Loss Per Common Share (Tables) - Staffing 360 Solutions, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Loss Per Common Share (Tables) [Line Items]
Schedule of Computation of Basic and Diluted Income Per Share	The following table sets forth the components used in the computation of basic and diluted income per share:
	December 30, 2023	December 31, 2022
Numerator:
Net Operating Loss	$(17,027)	$(4,498)
Net Loss from Discontinued Operations	(9,014)	(12,496)
Net Loss Attributable to Common Equity	$(26,041)	$(16,994)

Denominator:
Weighted average basic common shares outstanding	4,821,318	2,113,509
Weighted average additional common shares outstanding if preferred shares converted to common shares (if dilutive)	—
Total weighted average common shares outstanding if preferred shares converted to common shares	4,821,318	2,113,509

Income per common share:
Basic
Continuing Operations	$(3.53)	$(2.13)
Discontinued Operations	$(1.87)	$(5.91)
Basic Loss Per Share	$(5.40)	$(8.04)
Diluted
Continuing Operations	$(3.53)	$(2.13)
Discontinued Operations	$(1.87)	$(5.91)
Diluted Loss Per Share	$(5.40)	$(8.04)

Schedule of Weighted Average Number of Common Stock Shares	Diluted earnings per share are computed using the weighted average number of common stock shares and dilutive common stock equivalents outstanding during the period.
	September 28, 2024	September 30, 2023
Warrants	96,876	669,781
Restricted shares – unvested	22,559	22,831
Options	5,118	5,131
Total	124,553	697,743